Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital
Share capital

	As of June 30,		As of June 30,
	2018	2017	2018	2017
	(number of shares)		(U.S. $ in thousands)
Details
Class A ordinary shares	105,371,800	91,979,704	$10,537	$9,198
Class B ordinary shares	129,942,506	135,283,942	12,994	13,528
	235,314,306	227,263,646	$23,531	$22,726
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of July 1, 2016	75,505,973	$7,550
Conversion of Class B ordinary shares	6,326,879	633
Exercise of share options	5,487,334	549
Issuance for settlement of RSUs	4,510,995	451
Vesting of share options that were early exercised	148,523	15
Balance as of June 30, 2017	91,979,704	9,198
Conversion of Class B ordinary shares	5,861,707	587
Exercise of share options	1,902,084	190
Issuance for settlement of RSUs	5,253,809	525
Vesting of share options that were early exercised	374,496	37
Balance as of June 30, 2018	105,371,800	$10,537
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of July 1, 2016	140,696,234	$14,070
Exercise of share options	914,587	91
Conversion to Class A ordinary shares	(6,326,879)	(633)
Balance as of June 30, 2017	135,283,942	13,528
Exercise of share options	520,271	53
Conversion to Class A ordinary shares	(5,861,707)	(587)
Balance as of June 30, 2018	129,942,506	$12,994